NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
NET LOSS PER SHARE [Abstract]
Disclosure of net loss per share [Table Text Block]
	December 31, 2023	December 31, 2022	December 31, 2021
Net loss for the year	$(29,016,269)	$(19,807,021)	$(32,933,645)
Basic weighted average numbers of share outstanding (000's)	56,355	27,800	22,813
Diluted weighted average numbers of shares outstanding (000's)	56,355	27,800	22,813
Loss per share:
Basic	$(0.52)	$(0.71)	$(1.45)
Diluted*	$(0.52)	$(0.71)	$(1.45)

*Basic loss per share is computed by dividing net loss (the numerator) by the weighted average number of outstanding common shares for the period (the denominator). Options, RSUs, and DSUs outstanding have been excluded from computing diluted loss per share because they are anti-dilutive or not in the money.